OTHER FINANCIAL LIABILITIES (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Royalty payable	$ 18.1		$ 16.1
Payable related to purchase of mineral interests	10.8		21.2
Severance accrual	32.0		33.2
Deferred share units/performance share units liability (Note 29)	21.0		16.9
Accounts receivable financing credit	54.1		40.4
Current portion of long-term debt (Note 26)	110.0		18.6
Derivative related liabilities	14.2		0.0
Other	28.6		5.0
Other financial liabilities	288.8		151.4
Current	203.1		74.5
Non-current	$ 85.7		$ 76.9
Royalty payable, proceeds interest		$ 15.4
Net smelter return royalty	2.50%	2.50%
Net proceeds of disposition of interest	50.00%	50.00%
Accounts receivable financing credit, period	30 days